Loss Per Common Share (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Earnings Per Share [Text Block]
Note 9 –  Loss Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period.  Diluted earning (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method.  At September 30, 2012, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted earnings (loss) per share because their impact would have been anti-dilutive.  At September 30, 2012 and 2011, there were outstanding stock options to purchase 7,000 and 12,500 shares of Common Stock, respectively, which were excluded from the calculation of diluted earnings (loss) per share because their impact would have been anti-dilutive.

17.  Loss Per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period.  Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method. At December 31, 2011, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted earnings per share because their impact would have been anti-dilutive.  At December 31, 2011 and 2010, there were outstanding stock options to purchase 12,000 and 23,000 shares of Common Stock, respectively, which were also excluded from the calculation of diluted loss per share because their impact would have been anti-dilutive.